NATURE OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007	Aug. 04, 2014
Subsidiary, Sale of Stock [Line Items]
Per share price		$ 12
Additional ordinary shares purchased		937,500
Procceds from Initial public offering, net of issuance costs		$ 78,775
Outstanding promissory note converted into ordinary shares	5,444,825	5,444,825
Accumulated deficit		$ (127,464)	$ (95,261)
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		6,250,000
Per share price		$ 12
Procceds from Initial public offering, net of issuance costs		$ 78,800
Controlling Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquired shares						100.00%
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Royalties Maturity					2016
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Royalties Maturity					2024